Fair Value Measurements (Details 1) (USD $)	12 Months Ended		9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Warrant liability [Member]
Reconciliation of warrant liability measured at fair value
Beginning Balance	$ 8,171,518	$ 635,276	$ 13,087,000
Issuance of additional warrants	4,994,307	7,071,010	11,078,000
Exercise of warrants	(4,841,519)
Change in fair value of derivative liability	4,762,694	465,232	(17,192,000)
Ending Balance	$ 13,087,000	$ 8,171,518	$ 6,973,000